Organization (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity [Line Items]
Summary of subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, (“CBPO”)	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. (“WFOE”)	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. (“Taiying”)	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. (“Central BPO”)	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. (“JTTC”)	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. (“HTCC”)	April 20, 2010	PRC	100% (2)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. (“SCBI”)	August 9, 2012	PRC	100% (2)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company (“STTCB”)	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Shandong Taiying Technology Guangxi Branch Company (“STTGB”)	May 28, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. (“JCBI”)	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. (“ATIT”)	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. (“JTIS”)	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. (“NTEB”)	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China

Jiangxi Taiying Technology Co., Ltd. (“JXTT”)	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China
Xinjiang Taiying Technology Co., Ltd (“XTTC”)	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China
Beijing Taiying Technology Co., Ltd. (“BTTC”)	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North, China

(1)	VIE effectively controlled by WFOE through a series of contractual agreements

(2)	Wholly-owned subsidiaries of Taiying

Summary of balance sheet
	December 31, 2015		December 31, 2014
	Held by CCRC	Held by CBPO	Held by CCRC	Held by CBPO
Assets
Cash	$7,999,771	$1,957	$588,677	$51,956
Restricted cash	500,000	-	-	-

Liabilities
Other payables	$64,534	$2,000	$15,295	$52,000

VIE and VIE's subsidiaries [Member]
Variable Interest Entity [Line Items]
Summary of balance sheet
	December 31, 2015	December 31, 2014

ASSETS
Cash	$5,622,121	$4,456,377
Accounts receivable	8,852,024	6,819,452
Accounts receivable - related party	353,513	373,339
Notes receivable, current	125,687	1,157,793
Prepayments	625,876	639,861
Due from related parties	675,623	763,977
Other current assets	1,128,262	1,297,995
Total current assets of VIE and its subsidiaries	17,383,106	15,508,794
Notes receivable, non-current	970,620	-
Property and equipment, net	4,087,832	3,715,981
Deferred tax assets, non-current	23,974	-
Other long term assets	41,729	-
Total non-current assets of VIE and its subsidiaries	5,124,155	3,715,981
Total assets of VIE and its subsidiaries	$22,507,261	$19,224,775

LIABILITIES
Accounts payable	$896,841	$189,089
Accrued liabilities and other payables	2,682,458	2,157,006
Wages payable	2,803,294	2,041,226
Income taxes payable	1,014,595	477,740
Short term loans	1,748,479	5,567,860
Due to related parties	-	2,422
Deferred tax liabilities, current	35,273	181,482
Total current liabilities of VIE and its subsidiaries	9,180,940	10,616,825
Deferred tax liabilities, non-current	-	4,450
Total non-current liabilities of VIE and its subsidiaries	-	4,450
Total liabilities of VIE and its subsidiaries	$9,180,940	$10,621,275